Note 04 - Management Report - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] € in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Net revenues [Abstract]
Private Bank Germany		€ 6,070		€ 5,325		€ 5,006
International Private Bank		3,505		3,828		3,226
Premium Banking		986		942		934
Wealth Management and Bank for Entrepreneurs		2,520		2,886		2,292
Total net revenues		9,575		9,153		8,233
Of which: [Abstract]
Net interest income		6,160		5,223		4,601
Commission and fee income		2,852		3,155		3,206
Remaining income		563		775		426
Provision for credit losses		783		583		446
Noninterest expenses [Abstract]
Compensation and benefits		2,806		2,785		2,808
General and administrative expenses		4,742		4,176		4,939
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		228		(113)		173
Total noninterest expenses		7,777		6,848		7,920
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		€ 1,015		€ 1,722		€ (133)
Employees (front office full time equivalent)	[1]	20,599		21,092		21,973
Employees (business aligned operations full time equivalent)	[1]	5,637		5,816		6,060
Employees (allocated central infrastructure, full-time equivalent)	[1]	12,215		10,808		9,426
Total employees (full-time equivalent)	[1]	38,451		37,716		37,458
Total assets	[1],[2]	€ 331,000		€ 333,000		€ 310,000
Risk weighted assets (RWA)	[1]	86,000		88,000		85,000
of which operational risk RWA	[1]	8,000		8,000		8,000
Leverage exposure	[1]	339,000		344,000		321,000
Deposits	[1]	308,000		317,000		313,000
Loans (gross of allowance for loan losses) In Divisions	[1]	261,000		265,000		254,000
Assets under Management	[1],[3]	559,000		518,000		554,000
Net flows		€ 29,000		€ 30,000		€ 30,000
Cost Income Ratio		81.20%	[4]	74.80%	[5]	96.20%	[6]
Post-tax return on average shareholders equity	[7]	4.10%		8.30%		(1.50%)
Post-tax return on average tangible shareholders' equity	[7]	4.50%		9.00%		(1.70%)

[1]	As of year-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes; in instances in which Private Bank distributes investment products qualifying as assets under management which are managed by DWS these are reported as assets under management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[4]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report